CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Research and development	$ 311,302	$ 939,040
General and administrative	3,547,927	3,531,540
Total operating expenses	3,859,229	4,470,580
Operating loss	(3,859,229)	(4,470,580)
Interest expense	667
Other expense (income)
Change in fair value of warrant liability	(560,986)	(1,342,651)
Change in fair value of conversion rights of Series B preferred stock	(102,848)	48,564
Change in fair value of put option value of Series F preferred stock	(103,364)
Net Loss before income taxes	(3,092,698)	(3,176,493)
Provision for income taxes	1,600	1,600
Net loss	(3,094,298)	(3,178,093)
Less: Preferred deemed dividend	1,044,000	325,000
Net loss applicable to common shareholders	$ (4,138,298)	$ (3,503,093)
Basic earnings per common share (in dollars per share)	$ (0.11)	$ (0.17)
Diluted earnings per common share (in dollars per share)	$ (0.11)	$ (0.17)
Weighted average shares of common stock outstanding
Basic (in shares)	27,906,090	18,947,375
Diluted (in shares)	27,906,090	18,947,375